Quarterly Results For 2011 and 2010 (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results For 2011 and 2010 (Unaudited)
20. Quarterly Results For 2011 and 2010 (Unaudited)

	Three Months Ended
	March 31,		June 30,		September 30,		December 31,
	2011	2010	2011	2010	2011	2010	2011	2010
Total revenues	$1,181	$1,247	$1,772	$2,203	$2,537	$1,229	$1,113	$1,302
Total benefits, losses and expenses	890	1,263	1,511	2,396	3,356	746	875	713
Income (loss) from continuing operations, net of tax	234	(24)	320	(83)	(503)	343	193	440
Income (loss) from discontinued operations, net of tax	—	(1)	—	(1)	—	(3)	—	36
Net income (loss)	234	(25)	320	(84)	(503)	340	193	476
Less: Net income (loss) attributable to the noncontrolling interest	1	2	1	3	(4)	2	2	1
Net income (loss) attributable to Hartford Life Insurance Company	233	(27)	319	(87)	(499)	338	191	475